FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 9,882	$ 10,058
Financial liabilities	60,964	56,686
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	5,084	4,911
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	44,675	40,904
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,002	4,350
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,763	2,875
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	4,420	3,626
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial liabilities	405	578
FVTPL (Fair Value) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	405	578
FVTPL (Fair Value) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial liabilities	60,559	56,108
Loans and Receivables/Other Liabilities (Amortized Cost) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	5,084	4,911
Loans and Receivables/Other Liabilities (Amortized Cost) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	44,675	40,904
Loans and Receivables/Other Liabilities (Amortized Cost) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,002	4,350
Loans and Receivables/Other Liabilities (Amortized Cost) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,358	2,297
Loans and Receivables/Other Liabilities (Amortized Cost) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	4,420	3,626
Loans and Receivables/Other Liabilities (Amortized Cost) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,555	1,391
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	21	23
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	8,306	8,644
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,326	1,857
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,326	1,857
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	6,838	6,660
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	6,838	6,660
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,718	1,541
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,555	1,391
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	21	23
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 142	$ 127